Trade and other receivables	6 Months Ended
Mar. 31, 2024
Trade and other receivables.
Trade and other receivables
6.	Trade and other receivables

	31 March	30 September
	2024	2023
	$'000	$'000
Current assets
Trade debtors	1,168	1,273
Other debtors	4,408	164
Prepayments and accrued income	2,220	1,780
Total	7,796	3,217

Non-current
Other debtors	1,952	1,888

The carrying amount of financial assets recorded at amortised costs in the financial statements approximate their fair value.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above.